Summary of Maturity Profile of the Contractual Cashflows (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Accounts payable	$ 1,437,097	$ 852,481	$ 1,496,510
Loans payable	117,150	649,047	567,154
Lease liability	11,725	15,324	39,809
Total liabilities	10,514,508	10,982,859	$ 13,274,494
Contractual Liablities [member]
IfrsStatementLineItems [Line Items]
Accounts payable	1,437,097	790,607
Loans payable	117,150	649,047
Lease liability	11,725	15,324
Total liabilities	1,565,972	1,454,978
Less than 1 year [member] | Contractual Liablities [member]
IfrsStatementLineItems [Line Items]
Accounts payable	1,437,097	790,607
Loans payable	53,706	630,534
Lease liability	4,312	6,732
Total liabilities	1,495,115	1,427,873
1-2 years [member] | Contractual Liablities [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Loans payable	63,444	18,513
Lease liability	7,413	8,592
Total liabilities	70,857	27,105
Later than 2 years [member] | Contractual Liablities [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Loans payable
Lease liability
Total liabilities